Schedule of useful life of items of property, plant and equipment (Details) - Cilo Cybin Holdings Limited [member]	12 Months Ended
Mar. 31, 2025
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Average useful life	8 years
IT equipment [member]
IfrsStatementLineItems [Line Items]
Average useful life	3 years